TAXES ON INCOME (Details) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jan. 31, 2011
Percentage Of Amendment Tax Rate					16.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%	23.00%
Minimum Percentage of Income from its Core Activity	90.00%	90.00%
TCJA [Member]
Income Tax Credits and Adjustments			$ 660
GILTI [Member]
Income Tax Credits and Adjustments		$ 234
Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent	12.00%	12.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	7.50%	7.50%
Preferred Enterprise Located in Other Area [Member]
Effective Income Tax Rate Reconciliation, Percent	16.00%	16.00%
U S Subsidiaries [Member]
Deferred Tax Assets, Net		$ 4,413
Thereafter [Member]
Percentage Of Amendment Tax Rate					9.00%
Minimum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent	7.50%	7.50%
Minimum [Member] | U S Federal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Maximum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%	9.00%
Maximum [Member] | U S Federal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%
Israeli Taxation [Member]
Deferred Tax Assets, Net		$ 4,377
Effective Income Tax Rate Reconciliation, Percent	23.00%	23.00%	23.00%	23.00%
Net Income Available for Parent Maximum | ₪	₪ 10
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards		$ 84,040
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 39,600